Revenue Recognition - Disaggregated Revenues (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	$ 1,502	$ 1,454	$ 4,055	$ 3,855
Other revenues not from contracts with customers	8	(3)	17	14
Operating revenues	1,510	1,451	4,072	3,869
Other
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	107	108	290	300
Other revenues not from contracts with customers	0	0	0	(1)
Operating revenues	107	108	290	299
Regulated Businesses | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	1,395	1,346	3,765	3,555
Other revenues not from contracts with customers	8	(3)	17	15
Alternative revenue programs	7	(4)	13	11
Lease contract revenue	1	1	4	4
Operating revenues	1,403	1,343	3,782	3,570
Regulated Businesses | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	1,263	1,220	3,389	3,201
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	1,263	1,220	3,389	3,201
Regulated Businesses | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	120	113	340	316
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	120	113	340	316
Regulated Businesses | Miscellaneous utility charges | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	12	13	36	38
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	12	13	36	38
Regulated Businesses | Residential | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	762	739	2,044	1,936
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	762	739	2,044	1,936
Regulated Businesses | Residential | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	81	75	229	214
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	81	75	229	214
Regulated Businesses | Commercial | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	297	287	785	742
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	297	287	785	742
Regulated Businesses | Commercial | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	26	25	73	64
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	26	25	73	64
Regulated Businesses | Fire service | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	49	46	146	139
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	49	46	146	139
Regulated Businesses | Industrial | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	60	55	164	146
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	60	55	164	146
Regulated Businesses | Industrial | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	3	7	8	17
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	3	7	8	17
Regulated Businesses | Public and other | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	95	93	250	238
Other revenues not from contracts with customers		0	0	0
Operating revenues	95	93	250	238
Regulated Businesses | Public and other | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	10	6	30	21
Other revenues not from contracts with customers		0	0	0
Operating revenues	$ 10	$ 6	$ 30	$ 21